Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets
Tax losses carried forward	$ 107,412	$ 57,519
Write-down of inventories	13,134	26,608
Property, equipment and software	5,078	6,597
Share-based compensation	4,149	5,646
Allowance for doubtful accounts	769	200
Operating lease right-of-use assets	335	260
Warranty reserve	(14)	281
Total gross deferred tax assets	130,863	97,111
Less: Valuation allowance	(125,678)	(30,042)	$ (13,871)	$ (2,821)
Deferred tax assets, net of valuation allowance	5,185	67,069
Deferred tax liabilities
Operating lease liabilities	(335)	(260)
Intangible assets	(153)	0
Cryptocurrency and cryptocurrency receivables	(4,555)	0
Total gross deferred tax liabilities	(5,043)	(260)
Net deferred tax assets	295	66,809
Net deferred tax liabilities	$ (153)	$ 0